TAXES ON INCOME - Summary of Loss Before Taxes on Income (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Domestic	$ (127,631)	$ (153,091)	$ (81,462)
Foreign	1,084	(184)	134
Loss before taxes on income	$ (126,547)	$ (153,275)	$ (81,328)